Segment Information	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [Abstract]
Segment Information	SEGMENT INFORMATION
Management has determined the operating segments based on the reports reviewed by a group of senior management which is the chief operating decision maker of the Group that makes strategic decisions. The Group considers the business from a property and service perspective.
The Group’s principal operating and developmental activities occur in Macao, which is the sole geographic area in which the Group is domiciled. The Group reviews the results of operations for each of its key operating segments, which are also the reportable segments: The Venetian Macao, The Londoner Macao, The Parisian Macao, The Plaza Macao and Sands Macao. The Group also reviews construction and development activities for each of its primary projects currently under development, in addition to its reportable segments noted above, which include the renovation, expansion and rebranding of Sands Cotai Central to The Londoner Macao and The Londoner Court. The Group has included Ferry and other operations (comprised primarily of the Group’s ferry operations and various other operations that are ancillary to its properties) to reconcile to consolidated results of operations and financial condition.
The Venetian Macao, The Londoner Macao, The Parisian Macao, The Plaza Macao and Sands Macao derive their revenues primarily from casino wagers, room sales, rental income from the Group’s mall tenants, food and beverage transactions, convention sales and entertainment. Ferry and other operations mainly derive their revenues from the sale of ferry tickets for transportation between Hong Kong and Macao.
Revenue disaggregated by type of revenue and property is as follows:

	Casino	Rooms	Mall(ii),(iii)	Food and beverage	Convention, ferry, retail and other	Net revenues
	US$ in millions
Year ended December 31, 2020
The Venetian Macao	$531	$46	$126	$14	$21	$738
The Londoner Macao	192	42	38	17	8	297
The Parisian Macao	180	33	27	14	5	259
The Plaza Macao	159	17	79	9	1	265
Sands Macao	107	6	1	5	1	120
Ferry and other operations	—	—	—	—	21	21
Inter-segment revenues(i)	—	—	(2)	—	(11)	(13)
	$1,169	$144	$269	$59	$46	$1,687
Year ended December 31, 2019
The Venetian Macao	$2,875	$222	$254	$73	$86	$3,510
The Londoner Macao	1,541	320	71	97	23	2,052
The Parisian Macao	1,376	130	53	70	21	1,650
The Plaza Macao	650	41	151	31	4	877
Sands Macao	576	18	3	27	4	628
Ferry and other operations	—	—	—	—	106	106
Inter-segment revenues(i)	—	—	(1)	—	(14)	(15)
	$7,018	$731	$531	$298	$230	$8,808
Year ended December 31, 2018
The Venetian Macao	$2,829	$223	$234	$81	$107	$3,474
The Londoner Macao	1,622	331	69	102	29	2,153
The Parisian Macao	1,265	124	57	65	22	1,533
The Plaza Macao	502	39	145	29	4	719
Sands Macao	598	17	3	27	5	650
Ferry and other operations	—	—	—	—	151	151
Inter-segment revenues(i)	—	—	(1)	—	(14)	(15)
	$6,816	$734	$507	$304	$304	$8,665

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(i)    Inter-segment revenues are charged at prevailing market rates.
(ii)    Of this amount, US$199 million and US$70 million for the year ended December 31, 2020, US$456 million and US$75 million for the year ended December 31, 2019, US$436 million and US$71 million for the year ended December 31, 2018 are related to income from right-of-use and management fee and other, respectively. Income from right-of-use is recognized in accordance with IFRS 16 Leases and all other revenues are recognized in accordance with IFRS 15 Revenue from contracts with customers.
(iii)    For the year ended December 31, 2020, rent concessions of US$215 million were provided to tenants as a result of the COVID-19 Pandemic and the impact on mall operations.
The following is a reconciliation of adjusted property EBITDA to (loss)/profit for the year attributable to equity holders of the Company:

		Year ended December 31,
		2020	2019	2018
	Notes	US$ in millions
Adjusted property EBITDA (Unaudited)(i)
The Venetian Macao		$(53)	$1,407	$1,378
The Londoner Macao		(184)	726	759
The Parisian Macao		(131)	544	484
The Plaza Macao		33	345	262
Sands Macao		(76)	175	178
Ferry and other operations		(17)	(4)	18
Total adjusted property EBITDA		(428)	3,193	3,079
Share-based compensation, net of amount capitalized(ii)		(15)	(14)	(13)
Corporate expense(iii)	4(a)	(45)	(129)	(125)
Pre-opening expense	4(b)	(11)	(23)	(5)
Depreciation and amortization		(684)	(706)	(655)
Net foreign exchange gains	6	17	35	4
Impairment loss on property and equipment	3(c)	—	(65)	—
Loss on disposal of property and equipment, investment properties and intangible assets	6	(73)	(16)	(131)
Operating (loss)/profit		(1,239)	2,275	2,154
Interest income		11	38	20
Interest expense, net of amounts capitalized		(279)	(280)	(225)
Loss on modification or early retirement of debt		—	—	(81)
(Loss)/profit before income tax		(1,507)	2,033	1,868
Income tax (expense)/benefit		(16)	—	7
(Loss)/profit for the year attributable to equity holders of the Company		$(1,523)	$2,033	$1,875

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(i)    Adjusted property EBITDA, which is a non-IFRS financial measure, is profit or loss attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains or losses, impairment loss on property and equipment, gain or loss on disposal of property and equipment, investment properties and intangible assets, interest, gain or loss on modification or early retirement of debt and income tax benefit or expense. Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Integrated resort companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their properties on a more stand-alone basis, integrated resort companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments, debt principal repayments and income taxes, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.
(ii)    The amount comprises of US$9 million, US$13 million and US$13 million equity-settled shared-based payment expense, net of amounts capitalized and US$6 million, US$1 million and nil cash-settled share-based payment expense, net of amounts capitalized, for the years ended December 31, 2020, 2019, and 2018, respectively.
(iii)    The amount excludes share-based payment expense of US$2 million, nil, and nil for the years ended December 31, 2020, 2019, and 2018, respectively.
(a)    Corporate expense

		Year ended December 31,
		2020	2019	2018
	Note		US$ in millions
Royalty fees	25(a)(v)	$22	$110	$106
Management fees		4	5	6
Employee benefit expenses		10	7	7
Other support services		3	4	3
Other expenses		6	3	3
		$45	$129	$125

(b)    Pre-opening expense

	Year ended December 31,
	2020	2019	2018
		US$ in millions
Employee benefit expenses	$4	$9	$1
Advertising and promotions	2	9	—
Contract labor and services	2	3	1
Utilities and operating supplies	2	—	2
Other support services	—	1	1
Other expenses	1	1	—
	$11	$23	$5

	Year ended December 31,
	2020	2019	2018
		US$ in millions
Depreciation and amortization
The Venetian Macao	$181	$159	$146
The Londoner Macao	230	299	274
The Parisian Macao	163	161	163
The Plaza Macao	71	40	33
Sands Macao	27	27	24
Ferry and other operations	12	20	15
	$684	$706	$655

	Year ended December 31,
	2020	2019	2018
		US$ in millions
Capital expenditures
The Venetian Macao	$140	$131	$179
The Londoner Macao	721	276	130
The Parisian Macao	11	32	130
The Plaza Macao	156	296	63
Sands Macao	8	16	29
Ferry and other operations	2	3	1
	$1,038	$754	$532

	December 31,
	2020	2019
	US$ in millions
Total assets
The Venetian Macao	$2,438	$3,236
The Londoner Macao	4,324	4,531
The Parisian Macao	2,138	2,372
The Plaza Macao	1,219	1,255
Sands Macao	319	323
Ferry and other operations	110	383
	$10,548	$12,100

Almost all of the non-current assets of the Group are located in Macao.